Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Entity File Number	001-39898
Registrant Name	Driven Brands Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3595252
Entity Address, Address Line One	440 South Church Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	377-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001804745
Amendment Flag	false